FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:    /      /   (a)

       or fiscal year ending:  12  / 31  /  1997  (b)


Is this a transition report?  (Y/N)        N

Is this an amendment to a previous filing? (Y/N)       Y

Those items or sub-items with a box "" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.  Registrant Name: Alexander Hamilton Variable Annuity Separate Account
     B.  File Number:  811- 8374
     C.  Telephone Number:  (603) 226-5457

2.   A.  Street:  100 North Greene Street
     B.  City:  Greensboro                C. State:  NC   D. Zip Code:  27401
	 Zip Ext:        E. Foreign Country:        Foreign Postal Code:



3. Is this the first filing on this form by Registrant?  (Y/N)     N


4. Is this the last filing on this form by Registrant?  (Y/N)      N


5. Is Registrant a small business investment company (SBIC)?  (Y/N)    N
   (If answer is "Y" (Yes), complete only items 89 through 110.)


6. Is Registrant a unit investment trust (UIT)?  (Y/N)             Y
   (If answer is "Y" (Yes) complete only items 111 through 132.)


7. A. Is Registrant a series or multiple portfolio company? (Y/N) (If answer is "N" (No), go to item 8.)


     B. How many separate series or portfolios did Registrant have at the end of the period?


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For period ending 12/12/97
File number 811-  8374



111. A. Depositor Name: Alexander Hamilton Life Insurance
	Company of America
     B. File Number (If any):
     C. City:  Greensboro   State: NC  Zip Code:    27401        Zip Ext.
	Foreign Country:                            Foreign Postal Code:


111. A. Depositor Name:
     B. File Number (If any):
     C. City:        State:         Zip Code:        Zip Ext.Foreign Country:
	 Foreign Postal Code:

112. A. Sponsor Name:
     B. File Number (If any):
     C. City:        State:         Zip Code:                   Zip Ext.
	Foreign Country:                            Foreign Postal Code:

112. A. Sponsor Name:
     B. File Number (If any):
	C. City:        State:         Zip Code:                   Zip Ext.
	Foreign Country:                            Foreign Postal Code:


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For period ending  12/12/97
File number 811-   8374



113.  A. Trustee Name:
      B. City:        State:         Zip Code:                   Zip Ext.
	 Foreign Country:                            Foreign Postal Code:

113.  A. Trustee Name:
      B. City:        State:         Zip Code:                   Zip Ext.
	 Foreign Country:                            Foreign Postal Code:


114.  A. Principal Underwriter Name: Jefferson-Pilot Variable Corp., Inc.
      B. File Number:  8-15753   C. City:  Concord   State:  NH
	 Zip Code:   03301   Zip Ext.
	 Foreign Country:                           Foreign Postal Code:

114.  A. Principal Underwriter Name:
      B. File Number:  8-       C.  City:               State:
	 Zip Code:                   Zip Ext.
	 Foreign Country:                           Foreign Postal Code:

115.  A. Independent Public Accountant Name:  Ernst & Young, LLP
      B. City:  New York     State:  NY      Zip Code:   10019     Zip Ext.
	 Foreign Country:                           Foreign Postal Code:

115.  A. Independent Public Accountant Name:
      B. City:        State:         Zip Code:                     Zip Ext.
	 Foreign Country:                           Foreign Postal Code:






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For period ending       12/12/97
File number 811-        8374




116.  Family of investment companies information:

      A. Is Registrant part of a family of investment companies? (Y/N)   N

      B. Identify the family in 10 letters:
	_A_  _L__  __E__  __X__  _A__  _N__  __D_  _E__  _R__  _H__
	(NOTE: In filing this form, use this identification consistently for all investment companies in family.
	 This designation is for purposes of this form only).

117.  A. Is Registrant a separate account of an insurance company?  (Y/N)  Y

	 If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B. Variable annuity contracts?  (Y/N)   Y

      C. Scheduled premium variable life contracts?  (Y/N)    N

      D. Flexible premium variable contracts?  (Y/N)  N

      E. Other types of insurance products registered under the Securities Act
	 of 1933?  (Y/N)          N

118.  State the number of series existing at the end of the period that had
      securities registered under the Securities Act of 1933            1

119.  State the number of new series for which registration statements under
      the Securities Act of 1933 became effective during the period     0

120.  State the total value of the portfolio securities on the date of deposit
      for the new series included in item 119 ($000's omitted)          0

121.  State the number of series for which a current prospectus was in
      existence at the end of the period                                1

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period 0


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For period ending       12/12/97
File number 811-        8374




123.  State the total value of the additional units considered in answering
      item 122 ($000's omitted)    $0

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $0

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrants's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include all sales loads, if any, collected on units of all series of Registrant ($000's omitted) $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based on a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):
				 Number of     Total Assets
				 Series        ($000's        Distributions
				 Investing      omitted)      ($000's omitted

A.    U.S. Treasury direct issue   0             $0               $0

B.    U.S. Government agency       0             $0               $0

C.    State and municipal tax-free 0             $0               $0

D.    Public utility debt          0             $0               $0

E.    Brokers or dealers debt or
      debt of brokers' or dealers'
      parent                       0             $0               $0

F.    All other corporate intermed.
      & long-term debt             0             $0               $0

G.    All other corporate short-term
      debt                         0             $0               $0

H.    Equity securities of brokers
      or dealers or parents of
      brokers or dealers           0             $0               $0

I.    Investment company equity
      securities                   0             $0               $0

J.    All other equity securities  1             $10,547          $282

K.    Other securities                           $0               $0

L.    Total assets of all series
      of registrant                              $0               $0


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For period ending       12/12/97
File number 811-        8374



128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?
      (Y/N) N

      If the answer is "N" (No), go to item 131.]

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $0


132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

      811-_______ 811-_______ 811-______  811-______  811-______

      811-_______ 811-________811-________811-________811-_______

      811-_______ 811-________811-________811-________811-_______

      811-________811-________811-________811-________811-_______

      811-________811-________811-________811-________811-_______

      811-________811-________811-________811-________811-_______

      811-________811-________811-________811-________811-_______

      811-________811-________811-________811-________811-_______

      811-________811-________811-________811-________811-_______





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